Preferred shares - Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Preferred shares activities
Deemed contribution from preferred shareholders	¥ (2,618)
Preferred shares
Preferred shares activities
Beginning balance	¥ 478,962	¥ 277,723
Beginning balance (in shares)	170,928,639	149,434,323
Issuance of Preferred Shares		¥ 125,574
Issuance of Preferred Shares (in shares)		21,494,316
Accretion to preferred shares redemption value	¥ 91,631	¥ 75,665
Deemed contribution from preferred shareholders	(2,618)
Conversion to ordinary shares upon IPO	¥ (567,975)
Conversion to ordinary shares upon IPO (in shares)	(170,928,639)
Ending balance		¥ 478,962
Ending balance (in shares)		170,928,639
Series A Preferred Shares
Preferred shares activities
Beginning balance	¥ 30,996	¥ 17,949
Beginning balance (in shares)	30,000,000	30,000,000
Accretion to preferred shares redemption value	¥ 14,137	¥ 13,047
Deemed contribution from preferred shareholders	(520)
Conversion to ordinary shares upon IPO	¥ (44,613)
Conversion to ordinary shares upon IPO (in shares)	(30,000,000)
Ending balance		¥ 30,996
Ending balance (in shares)		30,000,000
Series B Preferred Shares
Preferred shares activities
Beginning balance	¥ 87,263	¥ 63,366
Beginning balance (in shares)	48,233,710	48,233,710
Accretion to preferred shares redemption value	¥ 26,068	¥ 23,897
Deemed contribution from preferred shareholders	(671)
Conversion to ordinary shares upon IPO	¥ (112,660)
Conversion to ordinary shares upon IPO (in shares)	(48,233,710)
Ending balance		¥ 87,263
Ending balance (in shares)		48,233,710
Series C Preferred Shares
Preferred shares activities
Beginning balance	¥ 231,296	¥ 196,408
Beginning balance (in shares)	71,200,613	71,200,613
Accretion to preferred shares redemption value	¥ 40,901	¥ 34,888
Deemed contribution from preferred shareholders	(1,112)
Conversion to ordinary shares upon IPO	¥ (271,085)
Conversion to ordinary shares upon IPO (in shares)	(71,200,613)
Ending balance		¥ 231,296
Ending balance (in shares)		71,200,613
Series D Preferred Shares
Preferred shares activities
Beginning balance	¥ 129,407
Beginning balance (in shares)	21,494,316
Issuance of Preferred Shares		¥ 125,574
Issuance of Preferred Shares (in shares)		21,494,316
Accretion to preferred shares redemption value	¥ 10,525	¥ 3,833
Deemed contribution from preferred shareholders	(315)
Conversion to ordinary shares upon IPO	¥ (139,617)
Conversion to ordinary shares upon IPO (in shares)	(21,494,316)
Ending balance		¥ 129,407
Ending balance (in shares)		21,494,316